Note 1 - Corporate Information and Group Structure	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate Information and Group Structure

Note 1 — Corporate Information and Group Structure

Opera is a software company whose core products are its PC and mobile web browsers, which are offered to users globally. In addition to its browsers, Opera develops and operates related digital platforms and services, including gaming portals and development tools, content platforms, advertising technology solutions, and AI- and web3-enabled products such as MiniPay. Opera generates revenue primarily from advertising services and query partner agreements. Advertising revenue is derived from the monetization of inventory within Opera’s products and on partner properties. Query revenue is generated through traffic referral arrangements with search engine providers, e-commerce platforms, AI platforms and other partners, under which Opera earns compensation based on user activity initiated through its browsers’ integrated features.

The chart below provides an overview of the corporate structure of the Opera group, comprising Opera Limited (the “Company” or the “Parent”) and its subsidiaries (collectively, “Opera” or the “Group”):

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(1)
0.01% is held by another Opera group entity.
(2)
30% is held by a nominee shareholder.

In addition to the subsidiaries outlined above, Opera has minority investments in unconsolidated entities (see Note 11).

The Company’s executive chairman has been identified as Opera’s chief operating decision maker. He reviews operating results on a consolidated basis, and accordingly Opera has a single operating segment.

Opera Limited is an exempted company under the laws of the Cayman Islands. Its registered office is Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1- 1104, Cayman Islands. The address of the principal executive office is Vitaminveien 4, 0485 Oslo, Norway.

The Company has American depositary shares (“ADSs”) listed on the Nasdaq Global Select Market under the “OPRA” ticker symbol. Each ADS represents one ordinary share. As of December 31, 2025, the Company had 250,000,000 ordinary shares authorized for issue, of which 89,648,056 were outstanding. Each ordinary share has a par value of $0.0002.